CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Common Class A
Common stock, par value (in dollars per share)	₪ 0
Common stock, shares authorized (in dollars per share)		900,000,000
Common stock, shares, issued (in shares)	102,084,746	75,909,531
Common stock, shares, outstanding (in shares)	102,084,746	75,909,531
Common Class B
Common stock, shares authorized (in dollars per share)		232,500,000
Common stock, shares, issued (in shares)	68,945,014	88,055,520
Common stock, shares, outstanding (in shares)	68,945,014	88,055,520